Summary of reconciliation of EBITDA and adjusted EBITDA (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Summary of reconciliation of EBITDA and adjusted EBITDA (Details) [Line Items]
Revenue (in Dollars)	$ 12.5	$ 11.0
U.S [Member]
Summary of reconciliation of EBITDA and adjusted EBITDA (Details) [Line Items]
Sale of percentage	30.90%
India [Member]
Summary of reconciliation of EBITDA and adjusted EBITDA (Details) [Line Items]
Sale of percentage	30.40%
Europe [Member]
Summary of reconciliation of EBITDA and adjusted EBITDA (Details) [Line Items]
Sale of percentage	27.30%
China [Member]
Summary of reconciliation of EBITDA and adjusted EBITDA (Details) [Line Items]
Sale of percentage	11.40%